Note 9 - Net Income Per Share	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Earnings per share [text block]
Note 9.	Net Income Per Share

Basic earnings per share is calculated by dividing the net income or loss for the year attributable to ordinary equity holders of Opera Limited by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing the net income or loss attributable to ordinary equity holders of Opera Limited by the weighted average number of ordinary shares outstanding during the year plus the number of ordinary shares that would be issued pursuant to Opera’s employee equity program based on period-average employee equity awards. The net dilutive effect of these awards is determined by application of the treasury stock method related to the share equivalents of unrecognized share compensation expense on employee equity grants outstanding at period end.

Opera Limited has American depositary shares (ADSs) listed on the Nasdaq Global Select Market. Each ADS represents two ordinary shares in the Company.

The following table shows the income and share data used in the basic and diluted net income per ADS and per share calculations.

	Year ended December 31,
[US$ thousands, except per ADS and share amounts]	2020	2021	2022
Profit (loss) from continuing operations	37,432	(43,149)	15,035
Profit (loss) from discontinued operations	141,742	(816)	-
Net income (loss) attributable to the owners of the parent for basic and diluted earnings	179,174	(43,964)	15,035
Basic and diluted weighted-average number of ordinary shares in the period: (1)
Issued ordinary shares at beginning of period	237,826,326	228,285,684	230,291,732
Effect of shares issued	1,889,770	2,165,283	1,580,952
Effect of shares bought to treasury (Note 3)	(5,146,244)	(164,324)	(12,914,508)
Basic weighted-average number of ordinary shares in the period	234,569,852	230,286,642	218,958,176
Effect of employee equity grants (2)	2,816,613	-	1,706,927
Diluted weighted-average number of ordinary shares in the period	237,386,466	230,286,642	220,665,102

ADS equivalent of basic weighted-average number of ordinary shares in the period	117,284,926	115,143,321	109,479,088
ADS equivalent of diluted weighted-average number of ordinary shares in the period	118,693,233	115,143,321	110,332,551

Earnings per ADS and per share for profit (loss) from continuing operations:
Basic earnings per ADS, US$	0.32	(0.37)	0.14
Diluted earnings per ADS, US$	0.32	(0.37)	0.14
Basic earnings per share, US$	0.16	(0.19)	0.07
Diluted earnings per share, US$	0.16	(0.19)	0.07
Earnings per ADS and per share for net income (loss):
Basic earnings per ADS, US$	1.53	(0.38)	0.14
Diluted earnings per ADS, US$	1.51	(0.38)	0.14
Basic earnings per share, US$	0.76	(0.19)	0.07
Diluted earnings per share, US$	0.75	(0.19)	0.07
(1)	The number of ordinary shares outstanding in the periods, and its ADS equivalent, are presented in the Statement of Changes in Equity.
(2)	In 2021, the number of diluted weighted-average number of ordinary shares, and its ADS equivalent, excluded the effect of 2,766,525 ADSs that would be issued at the vesting of the employee equity grants because these potential shares would have had anti-dilutive effects on the diluted net loss per ADS and per share.